COMBINED AND CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 210,283	¥ 1,445,802	¥ 468,547
Restricted cash (including RMB 96,134 and RMB 6,142 from the consolidated trusts as of December 31, 2017 and 2018 respectively)	82,582	567,794	487,882
Security deposit prepaid to third-party guarantee companies	115,730	795,700
Funds receivable from third party payment service providers	20,744	142,622	132,479
Accounts receivable and contract assets, net (net of allowance of RMB 21,270 and RMB 82,515 as of December 31, 2017 and 2018, respectively)	260,599	1,791,745	327,103
Financial assets receivable, net (net of allowance of RMB 16,258 and RMB 56,656 as of December 31, 2017 and 2018, respectively)	173,605	1,193,621	270,122
Amounts due from related parties (net of allowance of RMB nil and RMB 18,055 as of December 31, 2017 and 2018, respectively)	70,436	484,286	105,219
Loans receivable (including RMB 910,674 and RMB 493,883 from the consolidated trusts as of December 31, 2017 and 2018 respectively)	118,018	811,433	1,192,307
Prepaid expenses and other assets	15,855	109,016	33,907
Total current assets	1,067,852	7,342,019	3,017,566
Non-current assets:
Property and equipment, net	999	6,869	5,994
Intangible assets	123	847	262
Deferred tax assets			75,536
Total non-current assets	1,122	7,716	81,792
TOTAL ASSETS	1,068,974	7,349,735	3,099,358
Current liabilities:
Payable to investors of the consolidated trusts	43,683	300,341	536,906
Accrued expenses and other liabilities	75,479	518,955	96,737
Amounts due to related parties	11,456	78,767	1,283,970
Guarantee liabilities	203,501	1,399,174	300,942
Income tax payable	62,841	432,066	115,325
Other tax payable	23,922	164,478	31,329
Total current liabilities:	420,882	2,893,781	2,365,209
Total non-current liabilities:	2,292	15,758
TOTAL LIABILITIES	423,174	2,909,539	2,365,209
Commitments and Contingencies (Note 11)
SHAREHOLDERS' EQUITY
Ordinary shares ($0.00001 par value per share, 5,000,000,000 shares authorized, 287,652,707 shares issued and outstanding as of December 31, 2018)	3	20
Parent company's investment			590,000
Additional paid-in capital	707,840	4,866,756
Retained earnings/ accumulated (deficit)	(62,579)	(430,263)	144,149
Other comprehensive income	536	3,683
TOTAL EQUITY	645,800	4,440,196	734,149
TOTAL LIABILITIES AND EQUITY	$ 1,068,974	¥ 7,349,735	¥ 3,099,358